Other Operating Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Expenses [abstract]
OTHER OPERATING EXPENSES
8.	OTHER OPERATING EXPENSES

a)	General and administration expenses

	Year ended December 31,
	2025	2024
Salaries and benefits	$2,028	$1,575
Share-based compensation	601	420
Office and administration	1,060	918
Professional fees	1,084	677
Other expenses	115	155
	$4,888	$3,745

b)	Exploration and evaluation expenses

	Year ended December 31,
	2025	2024
Salaries and benefits	$727	$767
Assay and analyses	272	193
Contractor and consultants	1,042	451
Supplies	126	236
Other	213	214
	$2,380	$1,861

c)	Graphite project expenses

	Year ended December 31,
	2025	2024
Assay and analyses	$69	$-
Contractor and consultants	1,824	-
Supplies	82	-
	$1,975	$-